Net Income (Loss) per Limited and General Partner Unit (Details) (USD $) In Thousands, except Share data, unless otherwise specified	3 Months Ended													12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012		Dec. 31, 2011		Sep. 30, 2011		Jun. 30, 2011		Mar. 31, 2011		Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Net Income (Loss) per Limited and General Partner Unit [Abstract]
Net income (loss) attributable to the partnership	$ (6,251)	$ (4,275)	$ 2,327	$ 1,691	[1]	$ 161	[1]	$ (4,167)	[1]	$ (4,182)	[1]	$ (3,510)	[1]	$ (6,508)	[1]	$ (11,698)	[1]	$ (8,644)
Weighted average general partner and limited partner units outstanding														9,298,000	[2],[3]	7,137,000	[2],[3]	5,199,000	[2],[3]
General partner and limited partner (loss) per unit (basic and diluted)														$ (0.70)		$ (1.64)		$ (1.66)
Net (loss) attributable to limited partners	(6,127)	(4,190)	2,281	1,657	[1]	157		(4,084)		(4,098)		(3,440)	[1]	(6,379)	[1]	(11,465)	[1]	(8,471)
Weighted average limited partner units outstanding														9,113,000	[2],[3]	6,997,000	[2],[3]	5,099,000	[2],[3]
Limited partners’ net (loss) per unit (basic and diluted)														(0.70)		(1.64)		(1.66)
Net (loss) attributable to general partner	$ (124)	$ (85)	$ 46	$ 34	[1]	$ 4		$ (83)		$ (84)		$ (70)	[1]	$ (129)	[1]	$ (233)	[1]	$ (173)
Weighted average general partner units outstanding														185,000		140,000		99,000
General partner net (loss) per unit (basic and diluted)														(0.70)		(1.66)		(1.75)
Phantom Share Units (PSUs) [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Unvested phantom units																		205,864

[1]	During the fourth quarter of 2012, we identified revenues in the amount of $0.3 million associated with proceeds received in connection with COMA reimbursable projects that were incorrectly recognized in the first quarter of 2012 that should have been recognized ratably during each of the succeeding quarters of 2012 for approximately $0.1 million per quarter. In addition, we recorded in the first quarter of 2012 and for the year ended December 31, 2012 out-of-period adjustments amounting to $0.1 million for the correction of immaterial errors associated with additional depreciation expense and selling, general and administrative expense. Based upon our evaluation of relevant factors, we concluded that these errors were not material to any previously issued and current consolidated financial statements.
[2]	Includes unvested phantom units with DERs, which are considered participating securities, of 205,864 as of December 31, 2010. The DER’s were eliminated on June 9, 2011. There were no such unvested phantom units with DERs at December 31, 2012 and 2011.
[3]	Gives effect to the reverse unit split as described in Note 13 “Partners’ Capital”.